Financial risks - Disclosure of detailed information about liquidity risk (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of Financial Risks [Line Items]
Revolving credit facility	$ 115,226
Lease liabilities	5,916
Financial liabilities	121,142
2025 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	6,397
Lease liabilities	1,245
Financial liabilities	7,642
2026 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	6,397
Lease liabilities	1,259
Financial liabilities	7,656
2027 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	6,397
Lease liabilities	1,259
Financial liabilities	7,656
2028 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	96,035
Lease liabilities	1,113
Financial liabilities	97,148
2029 [Member]
Disclosure of Financial Risks [Line Items]
Revolving credit facility	0
Lease liabilities	1,040
Financial liabilities	$ 1,040